FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of Carrying Value and Fair Value of Financial Instruments

The carrying value and fair value of the Company’s financial instruments as of March 31, 2022 and December 31, 2021, respectively, are as follows:

	As of March 31, 2022
	(in thousands)
	Level 1	Level 2	Level 3	Total

	(unaudited)
Assets
Cash equivalents:
United States money market funds	$13,349	$—	$—	$13,349
Liabilities
Warrant liabilities - FPA warrants	$760	$—	$—	$760
Warrant liabilities - public warrants	$15,732	$—	$—	$15,732
Warrant liabilities - working capital warrants	$—	$—	$2,480	$2,480
Warrant liabilities - private warrants	$—	$—	$8,292	$8,292

	As of December 31, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$22,349	$—	$—	$22,349
Liabilities
Warrant liabilities - FPA warrants	$1,337	$—	$—	$1,337
Warrant liabilities - public warrants	$27,669	$—	$—	$27,669
Warrant liabilities - working capital warrants	$—	$—	$4,700	$4,700
Warrant liabilities - private warrants	$—	$—	$15,714	$15,714